Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Receivables	Receivables at December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Trade accounts receivable	$13,691	$10,693
Vendor rebates receivable	8,514	11,189
Other receivables	5,951	2,660

Total receivables	28,156	24,542
Less allowance for doubtful accounts	(1,506)	(1,011)

Total receivables, net	$26,650	$23,531